Other Income	12 Months Ended
Jul. 31, 2024
TALENTEC SDN. BHD. [Member]
Other Income

10. OTHER INCOME

	For the years ended July 31,
	2023	2024
Interest income	$9,386	14,375
Foreign exchange gains, net	1,160	49,290
Others	5,244	19,232
Total	$15,791	$82,896

TALENTEC SDN. BHD. (formerly known as KE SDN. BHD.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2023 AND 2024

(In U.S. dollars, except share data)